RELATED PARTY TRANSACTIONS - (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
RELATED PARTY TRANSACTIONS
Salaries and benefits	$ 3,953	$ 2,334
Share-based compensation expense, net	200	625
Key management personnel compensation	$ 4,153	$ 2,959
Ownership Interest ( as a percent)	10.00%